January 2, 2025

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, D.C. 20549

Re:       BNY Mellon Investment Funds II, Inc. (the "Registrant")

-	BNY Mellon Global Emerging Markets Fund
-	BNY Mellon Yield Enhancement Strategy Fund

1933 Act File No.: 333-192305

1940 Act File No.: 811-22912

CIK No.: 0001591556

Ladies and Gentlemen:

Transmitted for filing is Form N-CSR for the above-referenced series of the Registrant for the annual period ended October 31, 2024.

Please direct any questions or comments to the attention of the undersigned at (412) 236-9846.

Sincerely yours,

/s/Shelby L. Pelesky

Shelby L. Pelesky

Associate Paralegal I

Enclosure